Income Taxes (Details) - Schedule of components of the income tax provision from continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of components of the income tax provision from continuing operations [Abstract]
Current	$ 68,650	$ 160,540	$ 126,267
Deferred	(488,055)	(44,477)	147,660
Total income tax expense (benefit)	$ (419,405)	$ 116,063	$ 273,927